Trade and other receivables by currency (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables by currency [Line Items]
Trade and other receivables, net	$ 456	$ 427
HK$
Trade and other receivables by currency [Line Items]
Trade and other receivables, net	386	341
US$
Trade and other receivables by currency [Line Items]
Trade and other receivables, net	52	57
MOP
Trade and other receivables by currency [Line Items]
Trade and other receivables, net	$ 18	$ 29